Note 28 - Retained earnings, revaluation reserves and other reserves - Accumulated Income And Revaluation Reserves (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Holding Company [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	€ 16,623,000,000	€ 14,701,000,000	€ 15,759,000,000
BBVA Bancomer Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	10,645,000,000	10,014,000,000	9,442,000,000
Garanti BBVA Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	1,985,000,000	1,415,000,000	751,000,000
BBVA Colombia Group
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	1,130,000,000	998,000,000	926,000,000
Corporacion General Financiera S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	932,000,000	1,084,000,000	1,202,000,000
BBVA Peru [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	848,000,000	756,000,000	681,000,000
BBVA America [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	247,000,000	217,000,000	195,000,000
Catalunyacaixa Inmobiliaria [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	225,000,000	233,000,000	11,000,000
BBVA Chile Group
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	597,000,000	552,000,000	951,000,000
BBVA Paraguay [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	130,000,000	119,000,000	108,000,000
Bilbao Vizcaya Holding S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	62,000,000	49,000,000	(73,000,000)
Compania de Cartera e Inversiones S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	47,000,000	108,000,000	(20,000,000)
Gran Jorge Juan S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	27,000,000	(33,000,000)	(47,000,000)
Banco Industrial de Bilbao S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(13,000,000)	0	25,000,000
BBVA Luxinvest S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(48,000,000)	(48,000,000)	25,000,000
Pecri Inversion S L [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(50,000,000)	(74,000,000)	(76,000,000)
BBVA Suiza S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(52,000,000)	(53,000,000)	(57,000,000)
BBVA Portugal Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(59,000,000)	(66,000,000)	(436,000,000)
BBVA Seguros S A [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(99,000,000)	(127,000,000)	(215,000,000)
Venezuela BBVA Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(125,000,000)	(124,000,000)	(113,000,000)
BBVA USA Bank shares Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(317,000,000)	(586,000,000)	(794,000,000)
Argentina BBVA Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	35,000,000	103,000,000	999,000,000
Anida Grupo Inmobiliario S L [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(587,000,000)	363,000,000	515,000,000
Sociedades inmobiliarias Unnim [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(594,000,000)	(587,000,000)	(576,000,000)
Anida Operaciones Singulares S L [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(5,375,000,000)	(5,317,000,000)	(4,881,000,000)
Other [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	188,000,000	(618,000,000)	(544,000,000)
Subtotal Group [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	26,402,000,000	23,079,000,000	23,758,000,000
Metrovacesa [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(75,000,000)	(61,000,000)	(53,000,000)
Atom Bank PLC [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(56,000,000)	(28,000,000)	(12,000,000)
Other Joint Vneture [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	6,000,000	31,000,000	30,000,000
Subtotal Joint Ventures [Member]
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	(125,000,000)	(58,000,000)	(35,000,000)
Total Member
Disclosure Of Accumulate Income And Revaluation Reserves Line Items
Subtotal Accumulated Income And Revaluation Reserves	€ 26,277,000,000	€ 23,021,000,000	€ 23,724,000,000